Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Payables and Accrued Liabilities [Abstract]
Payroll and welfare payables	¥ 149,415	$ 21,366	¥ 128,521
Other liabilities	63,434	9,071	13,367
Total	¥ 212,849	$ 30,437	¥ 141,888